GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL [abstract]
Disclosure of goodwill

5                 9 GOODWILL

RMB’000
Year ended 31 December 2016 and 2017
Opening net book amount	281,255
Additions	-
Impairment	-
Closing net book amount	281,255

At 31 December 2016 and 2017
Cost	281,255
Accumulated impairment	-
Net book amount	281,255

As at 31 December 2017 and 2016, the outstanding balance of goodwill arose from the excess of a purchase consideration paid by the Company over the aggregate fair values of the identifiable assets, liabilities and contingent liabilities of the Yangcheng Railway Business acquired by the Company in 2009.

On 1 January 2009, the Group integrated the Yangcheng Railway Business with the Group’s railway business in order to improve the operation efficiency. As a result, the management considers that the Yangcheng Railway Business and the Group’s other railway business (collectively the "Combined Railway Business") represents the lowest level of CGUs within the Group at which goodwill is monitored for internal management purposes. As a result, the goodwill balance has been allocated to the CGU comprising the Combined Railway Business.

The recoverable amount of the CGU is determined based on higher of value-in-use and fair value less costs to sell. These calculations use pre-tax cash flow projections based on financial forecasts prepared by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated growth rates stated below.

9                 GOODWILL(CONTINUED)

The key assumptions used for value-in-use calculations are as follows:

Railroad business	2016	2017

Gross margin	18.92%	17.76%
Growth rate	2.00%	2.00%
Discount rate	12.44%	12.44%

Management estimated the gross margin and growth rate based on past performance and its expectations for the market development. The discount rate used is pre-tax and reflect specific risks relating to the railroad business segment.

Even if the budgeted growth rate used in the value-in-use calculation for the CGU in railroad business had been 10% lower than management’s estimates as at 31 December 2017, the Group would not need to recognise  impairment charges against goodwill.

Even if the estimated pre-tax discount rate applied to the discounted cash flows for the CGU in railroad business had been 1% higher than management’s estimates as at 31 December 2017, no impairment charges had to be recognised by the Group against goodwill.